SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Aug. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES

Translation of amounts from SGD into USD has been made at the following exchange rates:

	August 31, 2025	February 28, 2025	August 31, 2024
Period-end $: S$ exchange rate	1.2835	1.3493	1.3045
Period average $: S$ exchange rate	1.3009	1.3493	1.3045

SCHEDULE OF ESTIMATED USEFUL LIVES OF THE ASSETS
Expected useful lives
Furniture and fittings	5 years
Computer software	3 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives

SCHEDULE OF REVENUE AND COST OF REVENUE

The details of revenue and cost of revenue of the Company is as follows:

	For the Six Months Ended August 31,
	2025	2024
	$	$
Revenue	937,354	24,380
Cost of revenue	(561,330)	(23,782)
Gross profit	376,024	598
Gross profit margin	40.1%	2.5%